Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Table [Abstract]
Schedule of Income Tax and Value Added Tax Corresponding to the Years	The statements of income tax and value added tax corresponding to the years indicated in the attached table are subject to review by the tax authorities:
Years open to review by Tax Authority
Entity	Income tax	Value-added tax

Cementos Pacasmayo S.A.A.	2018 - 2023	Dec. 2018 - 2023
Cementos Selva S.A.C.	2018 - 2023	Dec. 2018 - 2023
Distribuidora Norte Pacasmayo S.R.L.	2018 - 2023	Dec. 2018 - 2023
Empresa de Transmisión Guadalupe S.A.C.	2018 - 2023	Dec. 2018 - 2023
Salmueras Sudamericanas S.A.	2018 - 2023	Dec. 2018 - 2023
Calizas del Norte S.A.C. (liquidated during 2022)	2018 - 2022	Dec. 2018 - 2022
Soluciones Takay S.A.C.	2019 – 2023	May to Dec.2019 - 2023
Corporación Materiales Piura S.A.C.	2019 – 2023	Dec.2018- 2023

Schedule of Plans and Related Expenses	The Peruvian authorities approved the EIS and EAMP presented by the Group for its mining concessions and exploration projects. A detail of plans and related expenses approved is presented as follows:
					Operating year expense
Project unit	Resource	Resolution Number	Year of approval	Program approved	2023	2022	2021
					S/(000)	S/(000)	S/(000)

Rioja	Limestone	RD186-2014-PRODUCE/DVMYPE-I/DIGGAM	2014	EIA	879	810	713
Tembladera	Limestone	RD304-18-PRODUCE/DVMYPE-I/DIGAAMI	2018	PAMA	320	299	298
					1,199	1,109	1,011